Loans and Borrowings (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and Borrowings [Line Items]
Pledged assets		¥ 102,937,493	¥ 100,552,491
Total guaranteed amount	¥ 40,000,000
Group’s loans [Member]
Loans and Borrowings [Line Items]
Weighted average interest rate	4.03%	4.21%	4.47%